BINGHAM MCCUTCHEN LLP

ONE FEDERAL STREET

BOSTON, MASSACHUSETTS 02110

August 25, 2009

Via Edgar

United States Securities and

Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	CRM Mutual Fund Trust
(Registration Statement File Nos. 333-123998 and 811-21749)

Ladies and Gentlemen:

On behalf of our client, CRM Mutual Fund Trust, a Delaware statutory trust (the “Registrant”), we are hereby filing Post-Effective Amendment No. 12 to the Registrant’s registration statement on Form N-1A under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 14 under the Investment Company Act of 1940, as amended (the “Amendment”). The Amendment relates to CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund, CRM Large Cap Opportunity Fund, CRM All Cap Value Fund, CRM 130/30 Value Fund, CRM Global Opportunity Fund and CRM International Opportunity Fund, each a series of the Registrant.

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act in order to reflect the enhanced disclosure and new prospectus delivery option for registered open-end investment companies as set forth in Form N-1A, as amended. The Amendment is to be effective on October 28, 2009.

Please call the undersigned at (617) 951-8458 or Lea Anne Copenhefer at (617) 951-8515 with any questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz
Jeremy B. Kantrowitz